Investment Objectives and Goals	Dec. 19, 2025
Tuttle Capital MSTR Income Blast ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Tuttle Capital MSTR Income Blast ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objective of the Tuttle Capital MSTR Income Blast ETF (the “Fund”) is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Strategy (formerly known as MicroStrategy Incorporated) (NASDAQ: MSTR) (“Strategy” or the “Reference Asset”), subject to a limit on potential investment gains.

Tuttle Capital NVIDIA Income Blast ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Tuttle Capital NVIDIA Income Blast ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objective of the Tuttle Capital NVIDIA Income Blast ETF (the “Fund”) is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of NVIDIA (formerly known as NVIDIA Incorporated) (NASDAQ: NVDA) (“NVIDIA” or the “Reference Asset”), subject to a limit on potential investment gains.

Tuttle Capital Coinbase Income Blast ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Tuttle Capital Coinbase Income Blast ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objective of the Tuttle Capital Coinbase Income Blast ETF (the “Fund”) is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Coinbase Global, Inc. (NASDAQ: COIN) (“Coinbase” or the “Reference Asset”), subject to a limit on potential investment gains.

Tuttle Capital Tesla Income Blast ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Tuttle Capital Tesla Income Blast ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objective of the Tuttle Capital Tesla Income Blast ETF (the “Fund”) is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Tesla, Inc. (NASDAQ: TSLA) (“Tesla” or the “Reference Asset”), subject to a limit on potential investment gains.

Tuttle Capital Palantir Income Blast ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Tuttle Capital Palantir Income Blast ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objective of the Tuttle Capital Palantir Income Blast ETF (the “Fund”) is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Palantir Technologies Inc. (NASDAQ: Palantir) (“Palantir” or the “Reference Asset”), subject to a limit on potential investment gains.

Tuttle Capital HOOD Income Blast ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Tuttle Capital HOOD Income Blast ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objective of the Tuttle Capital HOOD Income Blast ETF (the “Fund”) is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Robinhood Markets, Inc. (NASDAQ: HOOD) (“HOOD” or the “Reference Asset”), subject to a limit on potential investment gains.

Tuttle Capital Magnificent 7 Income Blast ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Tuttle Capital Magnificent 7 Income Blast ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objective of the Tuttle Capital Magnificent 7 Income Blast ETF (the “Fund”) is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of the companies referred to as the “Magnificent 7”.
Tuttle Capital Meme Stock Income Blast ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Tuttle Capital Meme Stock Income Blast ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objective of the Tuttle Capital Meme Stock Income Blast ETF (the “Fund”) is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of select securities that are generally characterized as “MEME STOCKS”.